Deferred tax - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	28.00%	28.00%	28.00%
Deductible temporary differences for which no deferred tax asset is recognised	R 15.9	R 61.3
Unused losses for which no deferred asset recognised	R 67.0	R 237.3
South African Revenue Department
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	28.00%	28.00%
Australia Taxation Office
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	30.00%	30.00%
Department of Federal Revenue of Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	34.00%	34.00%
Argentia Nationala de Administrare Fiscala
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	16.00%	16.00%
Tax Office of the Revenue Department, Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	20.00%	20.00%
Unused losses for which no deferred asset recognised	R 4.3
Uganda Revenue Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	30.00%	30.00%
Government Website, United Arab Emirates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	0.00%	0.00%
HM Revenue and Customs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	17.00%	19.00%
Internal Revenue Service
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	27.00%
Assessable losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase in deferred tax asset	R 3.6	R 0.6